Condensed Consolidated Balance Sheets (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash		$ 127,788	$ 876,205
Accounts receivable, net		138,981
Employee and Member receivables		1,005	301,000
Other assets		93,040	2,743
Total current assets		708,463	1,601,551
Property and equipment, net		542,791
Other assets:
Due from related parties		347,648	421,603
Security deposits		27,828
Total other assets		27,828
Total assets		1,279,081	1,601,551
Current liabilities:
Accounts payable and accrued expenses		56,665	2,991
Patient deposits		130,906
Notes payable - current portion		157,932
Capital lease obligation, current portion		7,820
Line of credit		25,000
Total current liabilities		473,824	51,090
Long-term liabilities:
Notes payable, net of current portion		456,152	500,000
Capital lease obligation, net of current portion		52,494
Deferred rent		64,753
Lease incentive obligation		60,428
Total liabilities		1,107,651	551,090
Stockholders' equity:
Common stock, $1.00 par value, 1,000 shares issued and outstanding		6,583	6,493
Retained earnings		(491,076)	(433,896)
Total liabilities and stockholders' equity		1,279,081	1,601,551
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Current assets:
Cash	$ 65,876	15,994	29,706
Accounts receivable, net	465,568	324,261	229,849
Employee and Member receivables	34,050	1,070	84,120
Other assets	65,880	65,780	37,749
Total current assets	631,374	407,105	381,424
Property and equipment, net	653,666	708,798	1,105,732
Other assets:
Due from related parties	41,060	99,832	48,099
Security deposits	5,521	5,521	5,520
Total other assets	46,581	105,353	53,619
Total assets	1,331,621	1,221,256	1,540,775
Current liabilities:
Accounts payable and accrued expenses	144,572	84,180	54,574
Patient deposits	300,885	161,929	165,161
Notes payable - current portion	48,412	49,989	76,950
Capital lease obligation, current portion	8,306	7,867
Line of credit	149,902	100,000	140,000
Total current liabilities	652,077	403,965	436,685
Long-term liabilities:
Notes payable, net of current portion	74,675	80,000	575,095
Capital lease obligation, net of current portion	46,176	46,448
Deferred rent	42,194	44,960	33,000
Lease incentive obligation	193,495	205,708
Total liabilities	1,008,617	781,081	1,044,780
Stockholders' equity:
Common stock, $1.00 par value, 1,000 shares issued and outstanding	1,000	1,000	1,000
Retained earnings	322,004	439,175	494,995
Total stockholders' equity	323,004	440,175	495,995
Total liabilities and stockholders' equity	$ 1,331,621	$ 1,221,256	$ 1,540,775